Other liabilities - Changes in the provision for legal claims (Details) - Legal proceedings provision - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Balances at the beginning of the year	$ 13,136	$ 11,846
Disposal of subsidiaries		(1,177)
Accrual of the year	4,469	5,674
Use of the provision	(1,911)	(2,319)
Translation differences and inflation adjustment	(1,429)	(888)
Balances at the end of year	$ 14,265	$ 13,136